LOANS FROM RELATED PARTIES (Details Narrative) - USD ($)															9 Months Ended		12 Months Ended
	Jul. 29, 2025	Jul. 21, 2025	Jun. 09, 2025	May 02, 2025	Feb. 14, 2025	Feb. 12, 2025	Feb. 11, 2025	Dec. 13, 2024	Oct. 07, 2024	Aug. 18, 2022	Jun. 29, 2022	Jun. 16, 2022	Mar. 18, 2022	Dec. 10, 2021	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 02, 2025	Feb. 10, 2025	Jan. 27, 2025	Oct. 18, 2024	Jun. 28, 2024	Apr. 01, 2024	Mar. 18, 2024	Mar. 01, 2024	Nov. 18, 2022
Issuance of shares	198,000		100,000		80,000	100,000	140,000
Proceeds from issuance of common stock															$ 2,410,356	$ 568,270	$ 1,328,268	$ 6,200,000
Repayments of related party debt																		89,200
Principal balance of promissory note																						$ 500,000						$ 78,260
Warrants exercise price	$ 1.50		$ 1.50		$ 1.50		$ 1.50													$ 1.50	$ 1.50			$ 2.53
Ronin Equity Partners [Member]
Repayments of related party debt									$ 37,500
Loan borrowed amount																											$ 37,500
Cohen Enterprises Inc [Member]
Loan borrowed amount																									$ 100,000	$ 50,000
Promissory note																							$ 150,000
Principal balance of promissory note																							$ 150,000
Interest rate																							8.00%
Sale of notes								$ 150,000
The Tiger Cub Trust [Member]
Loan borrowed amount				$ 100,000
Principal balance of promissory note				$ 100,000											$ 100,000
Interest rate				18.00%
Maturity date, description				matures on the earliest of (i) May 2, 2026, (ii) acceleration upon an event of default at the option of the holder, or (iii) five business days following the closing of a Qualified Financing
Warrants to purchase common stock		50,000
Note conversion descripition		The Agreement to Amend included certain representations and warranties to Tiger Cub. The A&R Note amended and restated the Promissory Note to (a) provide Tiger Cub the option to convert the principal and accrued interest under the note into shares of common stock of the Company at a conversion price each to the greater of (x) (1) $1.50; (2) if the A&R Note was entered into prior to the close of market on the date entered into, the greater of (i) the consolidated closing bid price, and the (ii) closing price, of the common stock of the Company on the last trading day prior to the date the A&R Note was entered into, plus $0.125; and (3) if the A&R Note was entered into after the close of market on the date entered into, the greater of (i) the consolidated closing bid price, and the (ii) closing price, of the common stock of the Company on the date the A&R Note was entered into, plus $0.125, and (y) the lowest price per share of common stock which would not, under applicable rules of the Nasdaq Capital Market, require stockholder approval for such issuance of common stock in connection with a conversion, taking into account all securities issuable in connection therewith—which conversion price was $1.785; and (b) remove the Mandatory Prepayment requirement
Warrants exercise price															$ 1.815
Warrants maturity date		Jul. 21, 2028
Cohen Enterprises Inc [Member]
Related party advances received											$ 25,000
Issuance of shares												533,333
Equity ownership interest												80.00%
Proceeds from issuance of common stock												$ 90,000
Repayments of related party debt										$ 25,000		$ 89,200							$ 89,200
Proceeds from related party																	0	$ 0
Imputed interest percentage																		8.00%
Related party transaction purchases																		$ 8,232
Loan borrowed amount																									$ 100,000	$ 50,000
Stock Purchase Agreement [Member]
Related party advances received													$ 50,000	$ 39,200			$ 89,200